COMMITMENTS AND CONTINGENCIES - Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum payments under operating lease agreements
2018	$ 21
2019	17
2020	15
2021	11
2022	9
Thereafter through 2022	75
Total	148
Expenses under operating lease agreements
Expense charged to operations under operating lease agreements	12	$ 11	$ 12
Contractual obligations payment schedule
Total commitments	876
Up to 1 year	135
2019	57
2020	47
2021	259
2022	22
Thereafter	356
Debt principal
Contractual obligations payment schedule
Total commitments	570
2021	220
Thereafter	350
Debt interest (projected)
Contractual obligations payment schedule
Total commitments	133
Up to 1 year	28
2019	28
2020	28
2021	23
2022	20
Thereafter	6
Guarantees Surety Bonds Letters of Credit [Member]
Contractual obligations payment schedule
Total commitments	102
Up to 1 year	70
2019	14
2020	9
2021	7
2022	2
Purchase obligations and other commitments
Contractual obligations payment schedule
Total commitments	71
Up to 1 year	37
2019	15
2020	10
2021	$ 9